Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Verity U.S. Treasury Fund | Verity U.S. Treasury Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	4.62%	3.29%